Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net income	$ 5,885,000,000	$ 5,359,000,000	$ 4,482,000,000
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Provisions for losses	2,044,000,000	1,832,000,000	1,712,000,000
Depreciation and amortization	1,012,000,000	1,020,000,000	991,000,000
Deferred taxes and other	(941,000,000)	(5,000,000)	496,000,000
Stock-based compensation	290,000,000	350,000,000	297,000,000
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Other receivables	(56,000,000)	(73,000,000)	153,000,000
Other assets	650,000,000	335,000,000	390,000,000
Accounts payable and other liabilities	2,594,000,000	88,000,000	(358,000,000)
Travelers Cheques and other prepaid products	(488,000,000)	(359,000,000)	(540,000,000)
Premium paid on debt exchange	0	0	(541,000,000)
Net cash provided by operating activities	10,990,000,000	8,547,000,000	7,082,000,000
Cash Flows from Investing Activities
Sales of available-for-sale investment securities	242,000,000	217,000,000	525,000,000
Maturities and redemptions of available-for-sale investment securities	1,116,000,000	1,292,000,000	1,562,000,000
Sales of other investments	990,000,000	0	0
Purchase of investments	(886,000,000)	(1,348,000,000)	(473,000,000)
Net increase in Card Member loans/receivables	(8,077,000,000)	(6,301,000,000)	(6,671,000,000)
Purchase of premises and equipment, net of sales: 2014, $3; 2013, $72; 2012, $3	(1,195,000,000)	(1,006,000,000)	(1,053,000,000)
Acquisitions/dispositions, net of cash acquired	(229,000,000)	(195,000,000)	(466,000,000)
Net decrease in restricted cash	72,000,000	72,000,000	31,000,000
Net cash (used in) provided by investing activities	(7,967,000,000)	(7,269,000,000)	(6,545,000,000)
Cash Flows from Financing Activities
Net increase in customer deposits	2,459,000,000	1,195,000,000	2,300,000,000
Net (decrease) increase in short-term borrowings	(1,374,000,000)	1,843,000,000	(1,015,000,000)
Issuance of long-term debt	16,020,000,000	11,995,000,000	13,934,000,000
(Principal payments on) / issuance of long term debt	(12,768,000,000)	(14,763,000,000)	(14,076,000,000)
Issuance of American Express preferred shares	742,000,000	0	0
Issuance of American Express common shares	362,000,000	721,000,000	443,000,000
Repurchase of American Express common shares	(4,389,000,000)	(3,943,000,000)	(3,952,000,000)
Dividends paid	(1,041,000,000)	(939,000,000)	(902,000,000)
Net cash provided by (used in) financing activities	11,000,000	(3,891,000,000)	(3,268,000,000)
Effect of exchange rate changes on cash and cash equivalents	(232,000,000)	(151,000,000)	88,000,000
Net increase (decrease) in cash and cash equivalents	2,802,000,000	(2,764,000,000)	(2,643,000,000)
Cash and cash equivalents at beginning of year	19,486,000,000	22,250,000,000	24,893,000,000
Cash and cash equivalents at end of year	$ 22,288,000,000	$ 19,486,000,000	$ 22,250,000,000